Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Aggregate Compensation to Executive Team and Directors
The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2017		2016
	Executive team	Directors	Executive team	Directors
Number of individuals	11	10	10	11
Base salary and annual incentive compensation	$18	$—	$17	$—
Additional short-term benefits and other	$1	$1	$—	$1
Share-based long-term incentive compensation	$18	$2	$16	$2
Value of pension and post-retirement benefits	$3	$—	$2	$—